Schedule of the Original and Restated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Revenue
Total revenue		$ 142			$ 326			$ 617	$ 681	$ 1,021		$ 1,153
Cost of revenue		226			293			872	812	1,150		1,513
Gross margin		(84)			33			(255)	(131)	(129)		(360)
Operating expenses
General and administrative		1,865			1,312			4,934	2,475	3,544	[1]	4,806	[2]
Operations
Sales and marketing		140			243			623	813	1,115		958
Research and development		298			405			1,127	1,566	2,065	[1]	1,591	[2]
Total operating expenses		2,303			1,960			6,684	4,854	6,724		7,355
Loss from operations		(2,387)			(1,927)			(6,939)	(4,985)	(6,853)		(7,715)
Other expense (income), net
Income tax provision													[3]
Impairment	[4]
Interest expense		36						120		11	[5]		[6]
Stock warrant expense								33	8,385	9,207	[7]	8,073	[8]
Change in fair value of warrants		6						5		(129)	[9]		[3]
Change in fair value of PIPE Notes		(77)						(44)		269	[10]
Change in fair value of convertible promissory notes					7,621				17,872	17,517	[5]	14,616	[6]
Other expense		4			7			17	42	34		30
Unrealized gain or loss													[3]
Total other expense, net		(329)			11,913			816	26,299	26,909		22,719
Loss before income taxes										(33,762)		(30,434)
Income tax expense										18		17
Net loss		$ (2,058)	$ (3,589)	$ (2,109)	$ (13,840)	$ (9,601)	$ (7,843)	$ (7,755)	$ (31,284)	$ (33,780)	[11]	$ (30,451)	[12]
Earnings per share:
Basic net loss per common share outstanding		$ (0.07)			$ (3.23)			$ (0.31)	$ (7.56)	$ (4.77)	[13],[14]	$ (7.66)	[14],[15]
Diluted net loss per common share outstanding		$ (0.07)			$ (3.23)			$ (0.31)	$ (7.56)	$ (4.77)	[13],[14]	$ (7.66)	[14],[15]
Basic weighted average number of common shares outstanding		27,878,399			4,280,777			25,051,293	4,139,730	7,084,068		3,973,897	[15]
Diluted weighted average number of common shares outstanding		27,878,399			4,280,777			25,051,293	4,139,730	7,084,068		3,973,897	[15]
Subscription Revenue [Member]
Revenue
Total revenue		$ 102			$ 256			$ 443	$ 595	$ 878		$ 678
Web Imaging Revenue [Member]
Revenue
Total revenue		$ 40			$ 70			$ 174	$ 86	143		475
Previously Reported [Member]
Revenue
Total revenue										1,021		1,153
Cost of revenue										1,150		1,513
Gross margin										(129)		(360)
Operating expenses
General and administrative										5,274	[1]	8,756	[2]
Operations										226		399
Sales and marketing										1,115		958
Research and development										1,632	[1]	953	[2]
Total operating expenses										8,247		11,066
Loss from operations										(8,376)		(11,426)
Other expense (income), net
Income tax provision												215	[3]
Impairment	[4]									10,504
Interest expense										749	[5]	403	[6]
Stock warrant expense										3,572	[7]		[8]
Change in fair value of warrants										(47)	[9]	(4,489)	[3]
Change in fair value of PIPE Notes	[10]
Change in fair value of convertible promissory notes	[6]
Other expense										52		47
Unrealized gain or loss												(1,372)	[3]
Total other expense, net										14,830		(5,196)
Loss before income taxes										(23,206)		(6,230)
Income tax expense
Net loss										$ (23,206)	[11]	$ (6,230)	[12]
Earnings per share:
Basic net loss per common share outstanding	[13]									$ (0.98)
Diluted net loss per common share outstanding	[13]											$ (0.98)
Basic weighted average number of common shares outstanding	[13]									23,572,232
Diluted weighted average number of common shares outstanding	[13]											23,572,232
Previously Reported [Member] | Subscription Revenue [Member]
Revenue
Total revenue										$ 878		$ 678
Previously Reported [Member] | Web Imaging Revenue [Member]
Revenue
Total revenue										143		475
Revision of Prior Period, Reclassification, Adjustment [Member]
Revenue
Total revenue												1,153
Cost of revenue
Gross margin												1,153
Operating expenses
General and administrative										(1,730)	[1]	(3,950)	[2]
Operations
Sales and marketing
Research and development										433	[1]	638	[2]
Total operating expenses										(1,297)		(3,312)
Loss from operations										1,523		3,711
Other expense (income), net
Income tax provision												(215)	[3]
Impairment	[4]									(10,504)
Interest expense										(738)	[5]	(403)	[6]
Stock warrant expense										5,635	[7]	8,073	[8]
Change in fair value of warrants										(82)	[9]	4,489	[3]
Change in fair value of PIPE Notes	[10]									269
Change in fair value of convertible promissory notes										17,517	[5]	14,616	[6]
Other expense
Unrealized gain or loss												1,372	[3]
Total other expense, net										12,097		27,932
Loss before income taxes										(10,574)		(24,221)
Income tax expense
Net loss										$ (10,574)	[11],[16]	$ (24,221)	[12],[17]
Earnings per share:
Basic net loss per common share outstanding										$ (3.78)	[13]	$ (7.66)	[15]
Diluted net loss per common share outstanding										$ (3.78)	[13]	$ (7.66)	[15]
Basic weighted average number of common shares outstanding										(16,488,164)	[13]	3,973,897	[15]
Diluted weighted average number of common shares outstanding										(16,488,164)	[13]	3,973,897	[15]
Revision of Prior Period, Reclassification, Adjustment [Member] | Subscription Revenue [Member]
Revenue
Total revenue
Revision of Prior Period, Reclassification, Adjustment [Member] | Web Imaging Revenue [Member]
Revenue
Total revenue
Reclassification Adjustment [Member]
Revenue
Total revenue											[18]		[19]
Cost of revenue											[18]		[19]
Gross margin											[18]		[19]
Operating expenses
General and administrative											[1],[18]		[2],[19]
Operations										(226)	[18]	(399)	[19]
Sales and marketing											[18]		[19]
Research and development											[1],[18]		[2],[19]
Total operating expenses										(226)	[18]	(399)	[19]
Loss from operations	[19]											399
Other expense (income), net
Income tax provision											[18]		[3],[19]
Impairment	[4],[18]
Interest expense											[5],[18]		[6],[19]
Stock warrant expense											[7],[18]		[8],[19]
Change in fair value of warrants											[9],[18]		[3],[19]
Change in fair value of PIPE Notes	[10],[18]
Change in fair value of convertible promissory notes											[5],[18]		[6],[19]
Other expense										(18)	[18]	(17)	[19]
Unrealized gain or loss											[18]		[3],[19]
Total other expense, net										(18)	[18]	(17)	[19]
Loss before income taxes										18	[18]	416	[19]
Income tax expense										18	[18]	17	[19]
Net loss											[18]	$ 399	[19]
Earnings per share:
Basic net loss per common share outstanding											[13]		[15]
Diluted net loss per common share outstanding											[13]		[15]
Basic weighted average number of common shares outstanding	[13]
Diluted weighted average number of common shares outstanding	[15]
Reclassification Adjustment [Member] | Subscription Revenue [Member]
Revenue
Total revenue											[18]		[19]
Reclassification Adjustment [Member] | Web Imaging Revenue [Member]
Revenue
Total revenue											[18]		[19]

[1]	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
[2]	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
[3]	Impact of improper recognition of Data Knights income tax provision, liability classified warrants and unrealized gain/loss prior to the closing of the Business Combination.
[4]	Impact of improper recognition of impairment expense upon the closing of the Business Combination with Data Knights.
[5]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[6]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[7]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[8]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[9]	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
[10]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[11]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
[12]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[13]	EPS impact of corrections of errors to the consolidated statements of operations.
[14]	Represents certain reclassification adjustments made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
[15]	EPS impact of corrections of errors to the consolidated statements of operations.
[16]	Current year impact of corrections of errors to the consolidated statements of operations.
[17]	Current year impact of corrections of errors to the consolidated statements of operations.
[18]	Represents certain reclassification adjustments made to the consolidated income statement that are separate from the restatement but were included herein for completeness purposes.
[19]	Represents certain reclassification adjustments made to the consolidated income statement that are separate from the restatement but were included herein for completeness purposes.